Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net
8.	INTANGIBLE ASSETS, NET
Intangible assets and the related accumulated amortization were summarized as follows:

	As of December 31, 2020
	Gross carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB	US$
Online game licenses	179,843	(122,515)	(54,238)	3,090	473
Technology	139,367	(118,478)	(12,069)	8,820	1,352
Platform	71,783	(39,485)	(32,298)	—	—
Customer relationship	46,570	(43,920)	(2,650)	—	—
User base	45,321	(45,321)	—	—	—
Trademarks	15,820	(13,674)	(2,142)	4	1
Domain names	4,576	(3,915)	—	661	101
Non-compete agreements	1,610	(1,610)	—	—	—

Total	504,890	(388,918)	(103,397)	12,575	1,927

	As of December 31, 2019
	Gross carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB
Online game licenses	195,903	(128,370)	(50,417)	17,116
Technology	149,227	(125,350)	(1,473)	22,404
Platform	76,748	(42,206)	(34,532)	10
Customer relationship	49,308	(46,474)	(2,834)	—
User base	48,490	(48,490)	—	—
Trademarks	22,824	(17,154)	(1,279)	4,391
Domain names	4,234	(3,679)	—	555
Non-compete agreements	1,610	(1,610)	—	—

Total	548,344	(413,333)	(90,535)	44,476

The Group recorded impairment loss in “Other operating expense”. The impairment recognized on intangible assets were RMB
12,767
, RMB
8,800
and RMB
17,746
(US$
2,720)
for the years ended December
31
,
2018
,
2019
and
2020
,
respectively, as the undiscount cash flow could not cover the carrying value.
Amortization expense of intangible assets for the years ended December 31, 2018, 2019 and 2020 were RMB39,863, RMB28,086 and RMB16,409 (US$2,515), respectively.

Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years and thereafter is as follows:

	For the year ending December 31,
	RMB	US$
2021	1,677	256
2022	1,446	222
2023	1,421	218
2024	1,313	201
2025	1,303	200
Thereafter	5,415	830